Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-43067
Entity Registrant Name	VIRTUIX HOLDINGS INC.
Entity Central Index Key	0001606242
Entity Tax Identification Number	46-4371395
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11500 Metric Blvd
Entity Address, Address Line Two	Suite 430
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78758
City Area Code	512
Local Phone Number	947-9029
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VTIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false